Going Concern Uncertainty and Management’S Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Going Concern Uncertainty and Management’s Plan [Abstract]
GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

2. GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had a net loss of $14,394,757 for the six months ended March 31, 2025. The Company has no revenue and has relied on funding from Citius Pharma to finance its operations. At March 31, 2025, the Company had $112 in cash and a negative working capital of $31.7 million. Citius Pharma has sufficient capital to fund Citius Oncology through May 2025, which raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying financial statements are issued.

The Company plans to continue to rely on funding from Citius Pharma, to raise capital through equity financings from outside investors and to generate revenue from the future sales of LYMPHIR. Both the Company and Citius Pharma are actively engaged in capital raising efforts to extend the cash runway. The Company also has retained Jefferies LLC as its exclusive financial advisor in evaluating strategic alternatives aimed at maximizing shareholder value. There is no assurance, however, that Citius Pharma will have the resources to continue funding the Company, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company or that the Company will find strategic partners or generate substantial revenue from the sale of LYMPHIR. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of the above uncertainty.

2. GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had a net loss of $21,148,747 and $12,697,241 for the years ended September 30, 2024 and 2023, respectively. The Company has no revenue and has relied on funding from Citius Pharma to finance its operations. At September 30, 2024, the Company had $112 in cash and a negative working capital of $21,731,551. Citius Pharma has sufficient capital to fund Citius Oncology through February 2025 which raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying financial statements are issued.

The Company plans to continue to rely on funding from Citius Pharma, to raise capital through equity financings from outside investors and to generate revenue from the future sales of LYMPHIR. There is no assurance, however, that Citius Pharmaceuticals will have the resources to continue funding the Company, that the Company will be successful in raising the needed capital and, if funding is available, that it will be available on terms acceptable to the Company or that the Company will find strategic partners or generate substantial revenue from the sale of LYMPHIR. The accompanying financial statements do not include any adjustments that might result from the outcome of the above uncertainty.